FAIR VALUE MEASUREMENTS (Details- Fair value of the warrants)	12 Months Ended
Dec. 31, 2023 $ / shares
Issuance Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Strike Price	$ 0.63
Contractual term (years)	5 years
Volatility (annual)	80.00%
Risk-free rate	3.52%
Floor Financing price	$ 0.50
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Strike Price	$ 0.27
Contractual term (years)	5 years
Volatility (annual)	80.00%
Risk-free rate	3.89%
Floor Financing price	$ 0.14